DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative instruments	$ 15		$ 42
Loss recognized in income related to the effective portion of its hedging instruments	48	$ 121
Estimated existing losses expected to be reclassified to income (loss)	$ 140